UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 575 Lexington Avenue
         4th Floor
         New York, New York  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     212.572.8333

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     May 17, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $194,100 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209s103    22869   420000 SH       Sole                   420000
COUNTRYWIDE FINANCIAL CORP     COM              222372104     2397    25000 SH       Sole                    25000
DRESS BARN INC                 COM              261570105     1829   104300 SH       Sole                   104300
EDUCATION LENDING GROUP INC    COM              28140a109     5815   367600 SH       Sole                   367600
EL PASO ELEC CO                COM NEW          283677854    11418   825000 SH       Sole                   825000
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    12572    81000 SH       Sole                    81000
GENESCO INC                    COM              371532102     4900   211400 SH       Sole                   211400
GOLD FIELDS LTD NEW            SPONSORED ADR    38059t106     9205   700000 SH       Sole                   700000
HAYES LEMMERZ INTL INC         COM NEW          420781304     5914   384300 SH       Sole                   384300
HEAD N V                       NY REGISTRY SH   422070102     1836   600000 SH       Sole                   600000
LOEWS CORP                     COM              540424108    17718   300000 SH       Sole                   300000
LUMINENT MTG CAP INC           COM              550278303     4245   300000 SH       Sole                   300000
MADDEN STEVEN LTD              COM              556269108     6074   304300 SH       Sole                   304300
MASSEY ENERGY CORP             COM              576206106     7440   337100 SH       Sole                   337100
NCO GROUP INC                  COM              628858102     6412   274611 SH       Sole                   274611
PIER 1 IMPORTS INC             COM              720279108     4740   200000 SH       Sole                   200000
PXRE GROUP LTD                 COM              g73018106    15121   541200 SH       Sole                   541200
RYERSON TULL INC NEW           COM              78375p107     7813   596900 SH       Sole                   596900
SCOTTISH RE GROUP LTD          ORD              g7885t104    15119   625000 SH       Sole                   625000
SEA CONTAINERS LTD             CL A             811371707     2060   100000 SH       Sole                   100000
STAGE STORES INC               COM NEW          85254c305    11619   300000 SH       Sole                   300000
TEXAS GENCO HLDGS INC          COM              882443104     5184   145000 SH       Sole                   145000
WASHINGTON MUT INC             COM              939322103    10250   240000 SH       Sole                   240000
WMS INDS INC                   COM              929297109     1550    50000 SH       Sole                    50000